Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from (used in) operating activities
Profit for the interim period	$ 23,912	$ 30,376
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	1,112	1,560
Unrealized gain on foreign currency	(207)	(3,778)
Unrealized loss on foreign currency	336	189
Gain on valuation of financial assets	(290)	0
Loss on valuation of financial assets	11	7
Interest income	(3,806)	(3,431)
Interest expense	449	589
Provision for severance benefits	108	(299)
Other long-term employee benefits	289	668
Income tax expense	8,866	7,997
Working capital adjustments:
Accounts receivable, net	1,383	(1,808)
Prepaid expenses, and other assets	518	578
Other non-current assets	53	236
Accounts payable and accrued expenses	3,369	1,291
Contract liabilities	(341)	(112)
Other current and non-current liabilities	(19)	(644)
Cash generated from operations	35,743	33,419
Interest received	6,180	2,486
Interest paid	(61)	(104)
Income taxes paid	(742)	(93)
Net cash inflow from operating activities	41,120	35,708
Cash flows from investing activities
Purchase of property and equipment	(120)	(14)
Purchase of short-term investments	(141,081)	(31,934)
Sales of short-term investment	131,221	0
Net cash (outflow) from investing activities	(9,980)	(31,948)
Cash flows from financing activities
Repayment of lease liabilities	(207)	(793)
Net cash (outflow) from financing activities	(207)	(793)
Net increase in cash and cash equivalents	30,933	2,967
Effect of exchange rate changes on cash and cash equivalents	(119)	(15)
Cash and cash equivalents at beginning of the interim period	334,850	206,911
Cash and cash equivalents at end of the interim period	$ 365,664	$ 209,863